Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Changes in the RSUs Relating to Class A Ordinary Shares Granted

A summary of the changes in the RSUs relating to Class A Ordinary shares granted by the Company during the year ended June 30, 2026 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2025	—	$—
Granted	7,320,000	1.0
Vested	(1,315,000)	1.0
Awarded and unvested as of June 30, 2026	6,005,000	$1.0

Schedule of Share Option Activities

The following table summarized the share option activities for the year ended June 30, 2026:

	Number of share options	Weighted average grant date fair value	Weighted average remaining contract life (in years)
Share options outstanding as of July 1, 2025	—	$—	—
Granted	7,200,000	0.67	10.00
Exercised	—	—	—
Share options outstanding as of June 30, 2026	7,200,000	$0.67	9.45
Vested and exercisable as of June 30, 2026	3,900,000	$0.63	9.41

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s share options at their measurement date:

	As of October 16, 2025	As of February 1, 2026
Volatility	48.38%	48.20%
Stock price ($)	0.84	1.149
Time to maturity (in year)	10	10
Risk free rate	3.975%	4.237%
Dividend yield	0.00%	0.00%